Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset)
Beginning balance	R 6,179
Ending balance	7,445	R 6,179
Reimbursement rights recognised in long-term receivables	137	135
Gain (loss) recognised in other comprehensive income	(42)	(88)
Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	70,508	70,322
Movements recognised in the income statement:	9,310	7,934
current service cost	1,564	1,549
interest cost	7,746	6,385
Actuarial (gains) losses recognised in other comprehensive income:	(1,835)	(3,184)
arising from changes in financial assumptions	(141)	(4,787)
arising from change in actuarial experience	(1,694)	1,603
Member contributions	562	536
Benefits paid	(4,385)	(4,401)
Disposal of business		(1,223)
Translation of foreign operations	1,896	524
Ending balance	76,056	70,508
Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	6,812
Ending balance	8,229	6,812
Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	63,696
Ending balance	67,827	63,696
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(64)
Ending balance	(84)	(64)
South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	60,478	57,054
Movements recognised in the income statement:	8,426	7,326
current service cost	1,066	1,115
interest cost	7,360	6,211
Actuarial (gains) losses recognised in other comprehensive income:	(1,482)	(533)
arising from changes in financial assumptions	421	(2,133)
arising from change in actuarial experience	(1,903)	1,600
Member contributions	562	536
Benefits paid	(3,935)	(3,905)
Ending balance	64,049	60,478
South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	60,478
Ending balance	64,049	60,478
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	6,243
Ending balance	7,529	6,243
Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	10,030	13,268
Movements recognised in the income statement:	884	608
current service cost	498	434
interest cost	386	174
Actuarial (gains) losses recognised in other comprehensive income:	(353)	(2,651)
arising from changes in financial assumptions	(562)	(2,654)
arising from change in actuarial experience	209	3
Benefits paid	(450)	(496)
Disposal of business		(1,223)
Translation of foreign operations	1,896	524
Ending balance	12,007	10,030
Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	6,812
Ending balance	8,229	6,812
Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	3,218
Ending balance	R 3,778	R 3,218